Interest Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 53,799	$ 48,857
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	48,704	41,429
Mortgage-backed securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	3,071	6,107
Investment securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 2,024	$ 1,321